Commitments and Contingencies - Public Offering and Controlled Equity Offering and Database Usage - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 25, 2013	Dec. 31, 2017	Mar. 15, 2017
Other Commitments [Line Items]
Proceeds from the sale of common stock		$ 110,000
Maximum | Public Offering and Controlled Equity Offering
Other Commitments [Line Items]
Aggregate initial offering price			$ 20,698,357
Selling Agents | Public Offering and Controlled Equity Offering
Other Commitments [Line Items]
Commission as a percentage of gross proceeds	3.00%
Selling Agents | Maximum | Public Offering and Controlled Equity Offering
Other Commitments [Line Items]
Aggregate initial offering price	$ 30,000,000